EQ ADVISORS TRUSTSM

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

SUPPLEMENT DATED AUGUST 12, 2011 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates information contained in the Summary Prospectus dated May 1, 2011, as supplemented, of the EQ/Global Multi-Sector Equity Portfolio of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, or a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding the EQ/Global Multi-Sector Equity Portfolio (“Portfolio”).

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As of the date of this supplement, the legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2011, as supplemented May 1, 2011, June 14, 2011, July 1, 2011, July 28, 2011, August 1, 2011, August 5, 2011 and August 12, 2011, and Statement of Additional Information (“SAI”), dated May 1, 2011, as supplemented May 1, 2011, June 14, 2011, July 1, 2011, August 1, 2011 and August 12, 2011, and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2010, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto, its annual report and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

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The last sentence of the first paragraph in the section “Investments, Risks, and Performance – Principal Investment Strategy” is deleted in its entirety and replaced with the following:

The Active Allocated Portion consists of approximately 20% of the Portfolio’s net assets and the Index Allocated Portion consists of approximately 80% of the Portfolio’s net assets.

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